Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Bank Borrowings [Abstract]
Schedule of Outstanding Balances of Bank Borrowings

Outstanding balances of bank borrowings as of December 31, 2023 and 2024 consist of the following:

				Weighted	Weighted
				average	average
				interest	interest
				rate	rate
				as of	as of
		Maturity		December 31,	December 31,	Balance as of December 31,
Lender	Type	date	Currency	2023	2024	2023	2024	2024
						HK$	HK$	US$
Standard Chartered Bank (Hong Kong) Limited	Government guaranteed SME loan	Within 10 years or on demand	HK$1	3.625%	3.521%	9,000,000	8,871,262	1,142,072
Total						9,000,000	8,871,262	1,142,072
(i)	As of December 31, 2023 and 2024, the bank borrowing was under the special 100% loan guarantee of the SME Financing Guarantee Scheme, which was fully guaranteed by the Government of the Hong Kong Special Administrative Region; and
(ii)	The bank borrowings were classified as current liabilities as they were required to be repaid on demand of the bank.